Summary of Significant Accounting Policies - Short-term and long-term investment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term investment
Short-term investment used as a collateral to issue of bank acceptance draft	¥ 904,000	¥ 334,000
Interest income	212,713	329,812	¥ 432,566
Fair value change loss of investments	¥ 40,076	¥ 2,948	¥ 0